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                                                  Filed Pursuant to Rule 485(b)
 As filed with the Securities and Exchange Commission on a June 11, 2003


                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----

               Pre-Effective Amendment No.  _____       (_____)

               Post-Effective Amendment No.  72         (  X  )
                                            -----        -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----

               Amendment No.  70                        (  X  )
                                                         -----

                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001

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

Name and Address of                                    Copies to:
-------------------                                    ---------
Agent for Service:
-----------------
Karl J. Ege                                            Philip H. Newman, Esq.
Secretary and General Counsel                          Goodwin Procter LLP
Frank Russell Investment Management Company            Exchange Place
909 A Street                                           Boston, Massachusetts 02109
Tacoma, Washington 98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

     (   ) immediately upon filing pursuant to paragraph (b)
     ( X ) on July 10, 2003 pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)
     (   ) on (date) pursuant to paragraph (a)(1)
     (   ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

     ( X ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                            PART A, PART B AND PART C

Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 70 to Registration No. 33-19229 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 72 to Registration No. 33-19229.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 72 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of June, 2003.

                                          By:   /s/ Lynn L. Anderson
                                               --------------------------------
                                               Lynn L. Anderson, President and
                                               Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on June 11, 2003.

          SIGNATURE                                              TITLE
          ---------                                              -----

/s/ Lynn L. Anderson                                 President and Chairman
---------------------------------------              of the Board
Lynn L. Anderson

/s/ Agustin J. Fleites                               Principal Executive Officer
---------------------------------------
Agustin J. Fleites

/s/ Timothy B. Harbert                               Trustee
---------------------------------------
Timothy B. Harbert

/s/ Steven J. Mastrovich                             Trustee
---------------------------------------
Steven J. Mastrovich

/s/ William L. Marshall                              Trustee
---------------------------------------
William L. Marshall

/s/ Patrick J. Riley                                 Trustee
---------------------------------------
Patrick J. Riley

/s/ Richard D. Shirk                                 Trustee
---------------------------------------
Richard D. Shirk

/s/ Bruce D. Taber                                   Trustee
---------------------------------------
Bruce D. Taber

/s/ Henry W. Todd                                    Trustee
---------------------------------------
Henry W. Todd

/s/ Mark E. Swanson                                  Treasurer
---------------------------------------
Mark E. Swanson